Parent Only Financial Information - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Operations [Line Items]
General and administrative expenses	¥ 15,519,779	¥ 103,314,272	¥ 88,435,187
Franchise and royalty expenses	3,558,350	3,527,900	3,378,650
Other income			(337,865)
Total costs and expenses, net	19,078,129	106,842,172	91,475,972
Operating loss	(19,078,129)	(106,842,172)	(91,475,972)
Equity in loss of subsidiaries	(364,918,487)	(628,343,362)	(506,340,297)
Interest income		7,641,583	359,607
Interest expense	(5,275,901)
Foreign currency transaction loss	(1,003)	(6,944)	(125)
Loss of the debt extinguishment	(10,657,161)
Gain on disposal of Popeyes business	70,664,684
Changes in fair value of Deferred Contingent consideration	(16,941,248)	(26,106,460)
Changes in fair value of convertible notes	(65,874,310)	(58,280,908)	(4,493,605)
Changes in fair value of warrant liabilities		(83,966,126)	45,903,468
Changes in fair value of ESA derivative liabilities		19,654,006	(186,598,308)
Loss before income taxes	(412,081,555)	(876,250,383)	(742,645,232)
Income tax expenses
Net loss	¥ (412,081,555)	¥ (876,250,383)	¥ (742,645,232)